Bank borrowings	6 Months Ended
Jun. 30, 2020
Debt Instruments [Abstract]
Bank Borrowings
17	Bank borrowings

	As of
	December 31, 2019	June 30, 2020

1-year revolving loans denominated in RMB (Note (iii), (v), (viii), (ix), (x))	9,636	20,565
Half-year revolving loan denominated in RMB (Note (i))	9,851	2,813
1-year revolving loan denominated in US$ (Note (iv), (vi))	8,584	8,584
Revolving service trade loan denominated in HK$ (Note (ii))	538	31
Rollover period revolving loan denominated in US$ (Note (vii)	6,000	6,000
Revolving service trade loan denominated in HK$ (Note (vii))	2,242	3,987
	36,851	41,980

Note:

(i)

On February 12, 2019, the Company, through a PRC subsidiary, entered into two facility agreements for working capital loans with a bank, which provided for a RMB32 million (equivalent to US$5,000) half-year revolving loan, respectively. Out of the US5,000 loan facilities, the PRC subsidiary had utilized RMB20.3 million (equivalent to US$2,845) and RMB20 million (equivalent to US$2,813) as of December 31, 2019 and June 30, 2020, respectively. Corporate guarantee by the Company and deposits of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is fixed at 4.75% per annum in 2019 and reduced to 4.70% in 2020 first half.

17	Bank borrowings (Continued)

Note: (Continued)

(ii)

On March 18, 2019, the Company, through its Hong Kong subsidiaries, entered into a facility agreement for factoring loans with a bank amounting to a total of HK$24 million (equivalent to US$3,097). Out of this loan facility, the Hong Kong subsidiaries had utilized HK$4.2 million (equivalent to US$538) and HK$0.2 million (equivalent to US$31) as of December 31, 2019 and June 30, 2020, respectively. Corporate guarantee by the Company and accounts receivable of certain subsidiaries of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is at 4.25% per annum over 1-month Hong Kong Interbank Offered Rate (“HIBOR”) for loan in HKD, 2.00% per annum over 1-month HIBOR for loan in RMB, 4.25% per annum over 1-month London Interbank Offered Rate (“LIBOR”) for loan in USD.

(iii)

On March 13, 2019, the Company, through its PRC subsidiary, entered into a facility agreement for working capital loans with a bank, which provided for a US$13,600 one-year revolving loan. On September 24, 2019, this loan was subsequently amended which provide for an additional US$30,000 one-year revolving loan. Out of this loan facility, the PRC subsidiary had utilized RMB20.3 million (equivalent to US$2,840) and RMB44.7 million (equivalent to US$6,289) as of December 31, 2019 and June 30, 2020, respectively. Corporate guarantee by the Company and deposits and accounts receivable of certain subsidiaries of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is either (i) 5.22% in RMB, or (ii) 1-month LIBOR plus 3.00% per annum if the loan is drawn down in US$. The total balance of US$2,840 and US$6,289 as of December 31, 2019 and June 30, 2020 was wholly drawn down in RMB, respectively.

(iv)

On May 23, 2019, the Company, through its Hong Kong subsidiary, entered into a facility agreement for working capital loans with a bank, which provides for a US$18,000 one-year revolving loan. Out of this loan facility, the Hong Kong subsidiary had utilized US$6,984 as of December 31, 2019 and June 30, 2020, respectively. Corporate guarantee of the Company and deposits of a subsidiary of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is 1.00% per annum over deposit rate on the pledged deposit.

(v)

On August 29, 2019, the Company, through its PRC subsidiaries, entered into a facility agreement for working capital loans with a bank, which provides for a RMB18.5 million (equivalent to US$2,602) one-year revolving loan. Out of this loan facility, the PRC subsidiary had utilized RMB18.5 million (equivalent to US$2,592) and RMB18.5 million (equivalent to US$2,602) as of December 31, 2019 and June 30, 2020, respectively. Corporate guarantee of the Company and deposits of a Hong Kong subsidiary of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility was the benchmark interest rate determined by the People’s Bank of China for loans over one year granted by financial institutions plus 0.97% per annum. This loan was subsequently renewed in September 2019 whereby the interest rate of this loan facility was amended to be fixed at 5.22% per annum.

(vi)

On August 29, 2019, the Company, through its Hong Kong subsidiaries, entered into a facility agreement with a bank for working capital loans, which provides for a US$1,600 one-year revolving loan. Out of this loan facility, the Hong Kong subsidiaries had utilized US$1,600 as of December 31, 2019 and June 30, 2020, respectively. Corporate guarantee of the Company and deposits of a Hong Kong subsidiary of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is the 1-month LIBOR plus 1.00% per annum.

17	Bank borrowings (Continued)

Note: (Continued)

(vii)

On October 4, 2019, the Company through its Hong Kong subsidiaries, entered into a facility agreement for working capital loans with a bank, which provides for (i) US$15,000 standby documentary credit facilities, (ii) US$10,000 combined limit for pre-shipment buyer loan and revolving loan, and (iii) US$1,000 overdraft facilities. Out of these loan facilities, the Hong Kong subsidiaries had utilized HK$17.6 million (equivalent to US$2,242) and US$6,000 as of December 31, 2019 and HK$30.9 million (equivalent to US$3,987) and US$6,000 as of June 30, 2020. Corporate guarantee of the Company and bank deposits of certain subsidiaries of the Company are provided as pledge to secure the obligations under these loan facilities. For the pre-shipment buyer loan, the interest rate is at either (i) HIBOR plus 3.85% per annum if the loan is drawn down in HK$, or (ii) LIBOR plus 3.85% per annum if the loan is drawn down in US$. For the revolving loan, the interest rate is at either (i) HIBOR plus 4.25% per annum if the loan is drawn down in HK$, or (ii) LIBOR plus 4.25% per annum if the loan is drawn down in US$. For the overdraft facility, the interest rate is fixed at 5.125% per annum.

(viii)

On December 20, 2019, the Company, through its PRC subsidiaries, entered into a facility agreement for working capital loans with a bank, which provides for a RMB50 million (equivalent to US$7,032) half-year revolving loan. Out of this loan facility, the PRC subsidiary had utilized RMB50 million (equivalent to US$7,006) and RMB50 million (equivalent to US$7,032) as of December 31, 2019 and June 30, 2020, respectively. Corporate guarantee of the Company and accounts receivable of certain subsidiaries of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is fixed at 7% per annum.

(ix)

On December 20, 2019, the Company, through its PRC subsidiaries, entered into a facility agreement for working capital loans with a bank, which provides for a RMB50 million (equivalent to US$7,032) one-year revolving loan. Out of this loan facility, the PRC subsidiary had utilized RMB30 million (equivalent to US$4,204) and RMB30 million (equivalent to US$4,220) as of December 31, 2019 and June 30, 2020, respectively. Corporate guarantee of the Company and deposits of certain subsidiaries of the Company are provided as pledge to secure the obligations under this revolving loan. The interest rate of this loan facility is fixed at 4.95% per annum. The interest rate of this loan facility was subsequently amended to the benchmark interest rate determined by the People’s Bank of China for loans over one year granted by financial institutions plus 0.8% per annum.

(x)

On June 11, 2020, the Company, through its PRC subsidiaries, entered into a facility agreement for working capital loans with a bank, which provides for a RMB3 million (equivalent to US$422) one-year revolving loan. Out of this loan facility, the PRC subsidiary had utilized RMB3 million (equivalent to US$422) as of June 30, 2020. The interest rate of this loan facility is fixed at 4.5025% per annum.

(xi)

As of December 31, 2019 and June 30, 2020, no financial covenants (minimum monthly adjusted quick ratio and minimum quarterly earnings before interest, tax, depreciation and amortization (“EBITDA”) as defined in the banking facilities agreements) as set out in these loan agreements have been breached.

The weighted average interest rate for bank loans outstanding as of December 31, 2019 and June 30, 2020 was 5.17% and 4.66% per annum, respectively. Other than those shown above, the Company did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2019 and June 30, 2020.